Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1 Organization and Nature of Operations

SQL Technologies Corp. (f/k/a Safety Quick Lighting & Fans Corp.), a Florida corporation (the “Company”), was originally organized in May 2004 as a limited liability company under the name of Safety Quick Light, LLC. The Company was converted to corporation on November 6, 2012. Effective August 12, 2016, the Company changed its name from “Safety Quick Lighting & Fans Corp.” to “SQL Technologies Corp.” The Company holds a number of worldwide patents, and has received a variety of final electrical code approvals, including UL Listing and CSA approval (for the United States and Canadian Markets), and CE (for the European market). The Company maintains offices in Georgia, Florida and in Foshan, Peoples Republic of China.

The Company is engaged in the business of developing proprietary technology that enables a quick and safe installation of electrical fixtures, such as light fixtures and ceiling fans, by the use of a power plug installed in ceiling and wall electrical junction boxes. The Company’s main technology consists of a weight bearing, fixable socket and a revolving plug for conducting electric power and supporting an electrical appliance attached to a wall or ceiling. The socket is comprised of a nonconductive body that houses conductive rings connectable to an electric power supply through terminals in its side exterior.

The plug is also comprised of a nonconductive body that houses corresponding conductive rings, attaches to the socket via a male post and is capable of feeding electric power to an appliance. The plug includes a second structural element allowing it to revolve and a releasable latching which, when engaged, provides a retention force between the socket and the plug to prevent disengagement. The socket and plug can be detached by releasing the latch, thereby disengaging the electric power from the plug. The socket is designed to replace the support bar incorporated in electric junction boxes, and the plug can be installed in light fixtures, ceiling fans and wall sconce fixtures.

The Company markets consumer friendly, energy saving “plugin” ceiling fans and light fixtures under the General Electric Company (“GE” or “General Electric”) brand as well as “conventional” ceiling lights and fans carrying the GE brand. The Company also owns 98.8% of SQL Lighting& Fans LLC (the “Subsidiary”). The Subsidiary was formed in Florida on April 27, 2011, and is in the business of manufacturing the patented device that the Company owns. The Subsidiary had no activity during the periods presented.

The Company’s fiscal year end is December 31.

Note 1 Organization and Nature of Operations

SQL Technologies Corp. (f/k/a Safety Quick Lighting & Fans Corp.), a Florida corporation (the “Company”), was originally organized in May 2004 as a limited liability company under the name of Safety Quick Light, LLC. The Company was converted to corporation on November 6, 2012. Effective August 12, 2016, the Company changed its name from “Safety Quick Lighting & Fans Corp.” to “SQL Technologies Corp.” The Company holds a number of worldwide patents, and has received a variety of final electrical code approvals, including UL Listing and CSA approval (for the United States and Canadian Markets), and CE (for the European market). The Company maintains offices in Georgia, Florida and in Foshan, Peoples Republic of China.

The Company is engaged in the business of developing proprietary technology that enables a quick and safe installation of electrical fixtures, such as light fixtures and ceiling fans, by the use of a power plug installed in ceiling and wall electrical junction boxes. The Company’s main technology consists of a weight bearing, fixable socket and a revolving plug for conducting electric power and supporting an electrical appliance attached to a wall or ceiling. The socket is comprised of a nonconductive body that houses conductive rings connectable to an electric power supply through terminals in its side exterior.

The plug is also comprised of a nonconductive body that houses corresponding conductive rings, attaches to the socket via a male post and is capable of feeding electric power to an appliance. The plug includes a second structural element allowing it to revolve and a releasable latching which, when engaged, provides a retention force between the socket and the plug to prevent disengagement. The socket and plug can be detached by releasing the latch, thereby disengaging the electric power from the plug. The socket is designed to replace the support bar incorporated in electric junction boxes, and the plug can be installed in light fixtures, ceiling fans and wall sconce fixtures.

The Company markets consumer friendly, energy saving “plugin” ceiling fans and light fixtures under the General Electric Company (“GE” or “General Electric”) brand as well as “conventional” ceiling lights and fans carrying the GE brand. The Company also owns 98.8% of SQL Lighting & Fans LLC (the “Subsidiary”). The Subsidiary was formed in Florida on April 27, 2011, and is in the business of manufacturing the patented device that the Company owns. The Subsidiary had no activity during the periods presented.

The Company’s fiscal year end is December 31.